COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
NOTE 16 - COMMITMENTS AND CONTINGENCIES	The Company does not have any significant or long term commitments. The Company is not currently subject to any litigation.